Commitments & Contingencies - Additional Information (Detail) - USD ($)						3 Months Ended		12 Months Ended
	Aug. 06, 2021	Aug. 03, 2021	Jul. 29, 2021	Jul. 26, 2021	Jan. 30, 2008	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 20, 2023	Jul. 14, 2021	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period								9,075
Stock Issued During Period, Value, Stock Options Exercised								$ 1,271	$ 234,162
License Agreement [Member] | Carnegie Mellon University [Member]
Stock shares issued during the period shares					66,913
Warrants issued value					$ 2,000,000
Percentage of outstanding shares					8.20%
Common stock shares issued in exchnage of warrants												1,607,705
Royalities payable percentage					2.07%
Royalties payable exemption period					3 years
Sublicense fees payment percentage					25.00%
Payments due period					60 days
Overdue payments interest rate					4.00%
Accrued royalties						$ 0	$ 0	0	0
Payments for royalties						0	0	0	0
Reimbursment of expenses						0	0	0	0
Reimbursment of expenses payable						0	$ 0	0	0
Alpha Healthcare Acquisition Corp. III [Member]
Deferred Underwriting Fees Payable Noncurrent						$ 0		$ 5,405,436	$ 5,405,436	$ 5,405,436
NonRisk Incentive Private Shares [Member] | Maximum [Member] | Sponsor [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Percentage of ownership shares through initial Business Combination											10.00%
Risk Incentive Private Shares [Member] | Minimum [Member] | Sponsor [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Percentage of ownership shares through initial Business Combination											10.00%
Over-Allotment Option [Member] | Underwriting Agreement [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock shares issued during the period shares				2,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		444,103
Stock Issued During Period, Value, Stock Options Exercised		$ 4,441,030
Cash underwriting discount percent	2.00%		2.00%
Payment of underwriting discount	$ 88,820		$ 3,000,000
Deferred underwriting fee percent						3.50%		3.50%
Deferred underwriting commission						$ 5,405,436		$ 5,405,436